Schedule of deposits (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule Of Deposits
Rent deposit	$ 206,962	$ 178,616
Utilities deposit	1,067	728
Deposit for commodity purchase		2,000,175
Total deposit	$ 208,029	$ 2,179,519